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Morningstar Conservative ETF Asset Allocation Portfolio | Class I
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Morningstar Conservative ETF Asset Allocation Class I
Accumulated Value	$ 10,000	$ 9,953	$ 10,000	$ 10,224	$ 10,299	$ 10,308	$ 10,466	$ 10,578	$ 10,588	$ 10,625	$ 10,522	$ 10,401	$ 10,488	$ 10,586	$ 10,684	$ 10,713	$ 10,801	$ 10,869	$ 10,869	$ 10,976	$ 11,035	$ 11,045	$ 11,074	$ 11,103	$ 11,165	$ 11,215	$ 11,065	$ 11,085	$ 11,025	$ 11,045	$ 11,005	$ 11,075	$ 11,085	$ 11,075	$ 10,875	$ 10,945	$ 10,932	$ 11,192	$ 11,223	$ 11,359	$ 11,421	$ 11,400	$ 11,650	$ 11,650	$ 11,734	$ 11,754	$ 11,858	$ 11,869	$ 11,998	$ 12,030	$ 11,923	$ 11,365	$ 11,783	$ 11,987	$ 12,094	$ 12,298	$ 12,373	$ 12,255	$ 12,169	$ 12,631	$ 12,813	$ 12,747	$ 12,703	$ 12,703	$ 12,879	$ 12,967	$ 13,033	$ 13,143	$ 13,187	$ 13,000	$ 13,110	$ 13,011	$ 13,135	$ 12,848	$ 12,699	$ 12,561	$ 12,044	$ 12,158	$ 11,722	$ 12,112	$ 11,768	$ 11,170	$ 11,308	$ 11,779	$ 11,610	$ 12,034	$ 11,731	$ 11,974	$ 12,047	$ 11,901	$ 12,034	$ 12,156	$ 12,059	$ 11,780	$ 11,622	$ 12,156	$ 12,561	$ 12,561	$ 12,574	$ 12,737	$ 12,460	$ 12,712	$ 12,838	$ 13,103	$ 13,279	$ 13,455	$ 13,216	$ 13,455	$ 13,254	$ 13,396	$ 13,538	$ 13,422	$ 13,473	$ 13,603	$ 13,861	$ 13,887	$ 14,080	$ 14,261	$ 14,378	$ 14,455	$ 14,462
Morningstar Conservative ETF Asset Allocation Portfolio | Class II
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Morningstar Conservative ETF Asset Allocation Class II
Accumulated Value	10,000	9,953	10,000	10,225	10,300	10,300	10,450	10,572	10,572	10,600	10,506	10,384	10,461	10,559	10,656	10,676	10,764	10,832	10,832	10,930	10,989	10,999	11,028	11,047	11,110	11,160	11,010	11,030	10,960	10,980	10,940	11,010	11,020	11,000	10,800	10,870	10,847	11,106	11,137	11,272	11,324	11,314	11,552	11,552	11,636	11,646	11,750	11,760	11,880	11,912	11,805	11,250	11,656	11,859	11,955	12,158	12,232	12,115	12,029	12,478	12,651	12,586	12,542	12,542	12,717	12,793	12,859	12,968	13,012	12,815	12,924	12,826	12,939	12,655	12,507	12,370	11,858	11,972	11,540	11,915	11,574	10,982	11,130	11,585	11,410	11,830	11,530	11,770	11,830	11,686	11,818	11,938	11,830	11,566	11,398	11,926	12,305	12,317	12,317	12,479	12,206	12,454	12,566	12,827	13,000	13,174	12,926	13,162	12,956	13,096	13,236	13,121	13,172	13,287	13,541	13,566	13,756	13,922	14,036	14,099	$ 14,100
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class I
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Morningstar Income and Growth ETF Asset Allocation Class I
Accumulated Value	10,000	9,842	9,872	10,227	10,316	10,346	10,474	10,662	10,682	10,721	10,593	10,553	10,673	10,812	10,972	11,015	11,121	11,207	11,228	11,377	11,441	11,505	11,580	11,655	11,753	11,936	11,684	11,673	11,627	11,661	11,604	11,753	11,776	11,776	11,387	11,501	11,284	11,701	11,800	11,935	12,070	11,873	12,242	12,242	12,242	12,340	12,487	12,573	12,772	12,734	12,398	11,508	12,140	12,437	12,579	12,863	13,069	12,876	12,747	13,546	13,887	13,833	13,967	14,088	14,355	14,516	14,583	14,676	14,783	14,502	14,743	14,556	14,811	14,431	14,248	14,192	13,516	13,657	12,981	13,502	13,094	12,291	12,657	13,291	12,988	13,578	13,215	13,457	13,563	13,366	13,699	13,942	13,760	13,382	13,139	13,881	14,415	14,415	14,572	14,855	14,478	14,855	15,027	15,341	15,577	15,797	15,514	15,907	15,596	15,840	15,937	15,661	15,710	16,035	16,457	16,538	16,830	17,138	17,349	17,414	$ 17,458
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class II
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Morningstar Income and Growth ETF Asset Allocation Class II
Accumulated Value	10,000	9,839	9,868	10,218	10,303	10,331	10,454	10,643	10,653	10,691	10,568	10,530	10,637	10,779	10,932	10,972	11,074	11,165	11,185	11,338	11,388	11,449	11,530	11,591	11,695	11,879	11,619	11,608	11,554	11,586	11,532	11,673	11,695	11,684	11,305	11,413	11,197	11,601	11,693	11,832	11,958	11,774	12,131	12,131	12,131	12,212	12,362	12,443	12,642	12,594	12,268	11,377	12,003	12,293	12,437	12,714	12,919	12,726	12,594	13,377	13,708	13,645	13,782	13,907	14,168	14,305	14,379	14,466	14,578	14,292	14,529	14,330	14,594	14,217	14,021	13,969	13,292	13,436	12,759	13,279	12,876	12,082	12,433	13,058	12,764	13,334	12,986	13,223	13,320	13,125	13,445	13,681	13,486	13,125	12,889	13,598	14,117	14,117	14,274	14,546	14,174	14,532	14,704	15,019	15,234	15,464	15,177	15,550	15,241	15,477	15,565	15,300	15,344	15,654	16,066	16,140	16,435	16,715	16,921	16,995	$ 17,025
Morningstar Balanced ETF Asset Allocation Portfolio | Class I
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Morningstar Balanced ETF Asset Allocation Class I
Accumulated Value	10,000	9,727	9,737	10,226	10,329	10,376	10,489	10,761	10,780	10,818	10,658	10,724	10,869	11,060	11,262	11,323	11,444	11,544	11,595	11,786	11,837	11,968	12,099	12,230	12,353	12,681	12,309	12,276	12,243	12,298	12,210	12,429	12,462	12,473	11,882	12,046	11,609	12,189	12,349	12,497	12,694	12,324	12,830	12,818	12,732	12,892	13,102	13,250	13,532	13,390	12,797	11,483	12,359	12,759	12,952	13,300	13,648	13,365	13,184	14,344	14,805	14,765	15,085	15,366	15,752	15,979	16,046	16,112	16,313	15,912	16,326	15,992	16,434	15,955	15,729	15,800	14,939	15,094	14,135	14,840	14,361	13,331	13,966	14,784	14,363	15,120	14,696	14,893	15,029	14,772	15,317	15,711	15,423	14,923	14,590	15,560	16,246	16,230	16,564	16,993	16,468	17,008	17,231	17,612	17,898	18,184	17,834	18,390	17,952	18,312	18,328	17,920	17,952	18,525	19,146	19,293	19,718	20,160	20,470	20,568	$ 20,658
Morningstar Balanced ETF Asset Allocation Portfolio | Class II
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Morningstar Balanced ETF Asset Allocation Class II
Accumulated Value	10,000	9,729	9,729	10,224	10,326	10,373	10,476	10,746	10,765	10,802	10,634	10,700	10,848	11,027	11,226	11,296	11,406	11,506	11,555	11,745	11,795	11,914	12,044	12,174	12,294	12,617	12,250	12,207	12,175	12,218	12,143	12,347	12,380	12,391	11,808	11,959	11,527	12,096	12,254	12,399	12,593	12,230	12,714	12,714	12,617	12,775	12,968	13,126	13,402	13,251	12,671	11,372	12,229	12,620	12,809	13,150	13,490	13,213	13,024	14,171	14,624	14,585	14,897	15,158	15,548	15,769	15,834	15,886	16,081	15,691	16,094	15,769	16,202	15,722	15,489	15,557	14,707	14,858	13,911	14,597	14,130	13,101	13,733	14,542	14,114	14,863	14,437	14,628	14,760	14,496	15,039	15,420	15,127	14,643	14,320	15,259	15,924	15,909	16,231	16,644	16,139	16,660	16,874	17,242	17,518	17,794	17,441	17,993	17,544	17,906	17,921	17,512	17,544	18,094	18,692	18,850	19,243	19,683	19,982	20,061	$ 20,143
Morningstar Growth ETF Asset Allocation Portfolio | Class I
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Morningstar Growth ETF Asset Allocation Class I
Accumulated Value	10,000	9,597	9,579	10,197	10,300	10,365	10,449	10,805	10,824	10,871	10,674	10,824	10,988	11,237	11,486	11,576	11,715	11,834	11,914	12,163	12,203	12,402	12,581	12,770	12,931	13,431	12,942	12,867	12,846	12,920	12,814	13,112	13,154	13,176	12,377	12,580	11,916	12,664	12,905	13,049	13,339	12,760	13,399	13,399	13,206	13,435	13,713	13,942	14,315	14,045	13,195	11,496	12,564	13,054	13,298	13,723	14,238	13,865	13,633	15,165	15,784	15,771	16,284	16,729	17,229	17,539	17,593	17,634	17,917	17,418	18,025	17,553	18,166	17,585	17,315	17,514	16,464	16,635	15,372	16,266	15,699	14,422	15,358	16,379	15,811	16,776	16,278	16,444	16,625	16,294	17,107	17,650	17,243	16,625	16,173	17,394	18,279	18,232	18,798	19,397	18,720	19,444	19,727	20,168	20,514	20,877	20,467	21,239	20,633	21,155	21,074	20,438	20,470	21,367	22,232	22,477	23,047	23,684	24,124	24,222	$ 24,379
Morningstar Growth ETF Asset Allocation Portfolio | Class II
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Morningstar Growth ETF Asset Allocation Class II
Accumulated Value	10,000	9,601	9,573	10,190	10,294	10,361	10,437	10,788	10,807	10,855	10,655	10,798	10,969	11,211	11,453	11,544	11,675	11,795	11,866	12,118	12,158	12,349	12,531	12,712	12,867	13,362	12,878	12,792	12,770	12,845	12,738	13,028	13,071	13,082	12,297	12,490	11,832	12,576	12,807	12,954	13,234	12,661	13,283	13,283	13,088	13,319	13,575	13,807	14,171	13,899	13,054	11,379	12,431	12,911	13,145	13,561	14,067	13,704	13,470	14,977	15,589	15,562	16,079	16,514	17,004	17,303	17,344	17,385	17,670	17,167	17,766	17,290	17,910	17,324	17,053	17,253	16,197	16,368	15,127	15,997	15,441	14,185	15,098	16,097	15,536	16,475	15,990	16,142	16,324	15,990	16,793	17,323	16,914	16,308	15,854	17,050	17,908	17,861	18,429	18,998	18,335	19,045	19,314	19,740	20,072	20,435	20,008	20,782	20,177	20,684	20,602	19,981	19,997	20,863	21,697	21,942	22,497	23,118	23,543	23,624	$ 23,791
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class I
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Morningstar Aggressive Growth ETF Asset Allocation Class I
Accumulated Value	10,000	9,551	9,524	10,198	10,305	10,377	10,440	10,854	10,880	10,934	10,728	10,952	11,145	11,422	11,699	11,805	11,948	12,082	12,178	12,465	12,493	12,752	12,972	13,211	13,393	13,999	13,423	13,321	13,321	13,423	13,310	13,660	13,742	13,752	12,796	13,023	12,165	13,046	13,332	13,469	13,812	13,092	13,835	13,812	13,538	13,847	14,156	14,453	14,894	14,508	13,411	11,373	12,603	13,146	13,411	13,869	14,508	14,074	13,797	15,642	16,435	16,422	17,148	17,737	18,350	18,738	18,763	18,775	19,151	18,538	19,314	18,700	19,491	18,818	18,520	18,831	17,626	17,833	16,318	17,341	16,746	15,243	16,448	17,652	16,973	18,095	17,534	17,644	17,876	17,466	18,492	19,190	18,684	17,945	17,397	18,834	19,875	19,804	20,587	21,327	20,544	21,427	21,754	22,253	22,651	23,078	22,609	23,591	22,826	23,485	23,295	22,489	22,504	23,690	24,759	25,081	25,798	26,589	27,131	27,248	$ 27,466
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class II
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Morningstar Aggressive Growth ETF Asset Allocation Class II
Accumulated Value	10,000	9,556	9,520	10,190	10,299	10,371	10,435	10,842	10,861	10,915	10,707	10,933	11,121	11,390	11,669	11,766	11,910	12,035	12,131	12,420	12,439	12,689	12,920	13,151	13,323	13,932	13,354	13,250	13,240	13,343	13,230	13,581	13,653	13,663	12,704	12,931	12,080	12,952	13,227	13,365	13,709	12,986	13,709	13,698	13,411	13,721	14,019	14,317	14,758	14,360	13,274	11,258	12,465	13,008	13,262	13,720	14,336	13,913	13,636	15,446	16,228	16,228	16,928	17,515	18,103	18,478	18,503	18,515	18,878	18,278	19,040	18,428	19,202	18,544	18,234	18,544	17,356	17,550	16,052	17,059	16,465	14,993	16,168	17,356	16,673	17,776	17,231	17,340	17,558	17,149	18,157	18,825	18,334	17,599	17,054	18,471	19,486	19,415	20,179	20,900	20,122	20,985	21,296	21,791	22,159	22,583	22,116	23,078	22,327	22,966	22,777	21,978	21,993	23,140	24,185	24,490	25,187	25,956	26,479	26,580	$ 26,792
ALPS | Alerian Energy Infrastructure Portfolio | Class I
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									ALPS/Alerian Energy Infrastructure Portfolio Class I
Accumulated Value	10,000	9,521	9,592	10,606	11,676	11,944	12,577	12,620	12,986	13,690	13,056	13,577	14,139	14,312	14,413	14,485	14,225	13,721	13,894	14,283	13,822	14,182	13,678	13,577	14,070	14,129	12,626	12,199	12,803	13,451	13,687	14,188	13,982	13,731	12,700	12,685	11,456	13,270	13,436	13,935	13,783	13,496	13,904	13,602	13,194	13,527	13,028	12,756	13,832	13,261	11,887	6,978	9,201	9,864	9,556	9,494	9,741	8,645	8,645	10,297	10,378	10,872	11,669	12,482	13,200	14,093	14,746	14,108	13,885	14,523	15,304	14,156	14,370	15,527	16,227	17,417	17,026	18,133	15,738	17,417	17,417	15,510	17,351	18,068	16,933	17,770	17,036	16,916	17,292	16,660	17,838	18,606	18,487	18,333	18,213	19,477	19,346	19,435	20,221	21,597	21,454	22,222	22,847	23,526	24,419	24,544	25,473	29,046	27,284	28,201	28,678	29,079	27,322	28,010	28,831	28,697	28,926	29,232	27,265	28,754	$ 28,673
ALPS | Alerian Energy Infrastructure Portfolio | Class III
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									ALPS/Alerian Energy Infrastructure Portfolio Class III
Accumulated Value	10,000	9,521	9,592	10,606	11,662	11,915	12,549	12,592	12,958	13,648	13,028	13,535	14,080	14,252	14,338	14,410	14,151	13,634	13,807	14,195	13,720	14,080	13,577	13,462	13,961	14,005	12,526	12,086	12,687	13,317	13,566	14,049	13,844	13,581	12,555	12,540	11,315	13,108	13,273	13,766	13,616	13,332	13,721	13,422	13,019	13,347	12,839	12,570	13,624	13,062	11,708	6,858	9,062	9,701	9,397	9,336	9,579	8,485	8,485	10,112	10,201	10,670	11,451	12,232	12,951	13,810	14,450	13,810	13,591	14,216	14,966	13,857	14,054	15,186	15,855	17,018	16,636	17,719	15,361	17,002	16,986	15,138	16,922	17,608	16,489	17,305	16,589	16,472	16,822	16,206	17,355	18,088	17,971	17,805	17,688	18,920	18,782	18,868	19,632	20,951	20,813	21,542	22,149	22,791	23,642	23,763	24,649	28,103	26,406	27,276	27,719	28,108	26,388	27,035	27,830	27,701	27,904	28,200	26,296	27,719	$ 27,637
ALPS Global Opportunity Portfolio | Class I
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									ALPS Global Opportunity Portfolio Class I
Accumulated Value	10,000	9,303	9,167	10,029	10,184	10,194	9,826	10,319	10,397	10,668	10,532	10,639	10,830	11,269	11,422	11,535	12,097	12,597	12,771	13,169	13,078	13,404	13,456	13,384	13,578	14,546	13,809	13,557	13,725	13,462	13,388	13,778	13,830	14,178	12,936	12,778	11,919	13,048	13,420	13,544	14,266	13,691	14,504	14,616	14,549	14,921	15,418	15,971	16,727	16,967	15,300	11,612	12,925	13,621	14,021	14,832	15,642	15,254	14,946	17,035	18,327	17,893	18,564	18,973	20,276	20,513	20,789	21,632	22,119	21,184	22,672	21,909	22,814	21,198	20,328	20,356	18,201	18,187	16,130	17,787	16,599	14,638	15,743	17,138	16,270	17,744	17,357	16,970	17,412	17,449	18,204	18,905	18,683	18,444	17,559	19,660	21,023	21,226	21,889	22,405	21,963	23,050	22,774	24,156	24,285	24,801	24,266	25,998	24,868	26,259	25,432	23,960	24,343	24,908	25,694	25,815	26,037	25,553	24,666	24,565	$ 25,253
ALPS Global Opportunity Portfolio | Class III
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									ALPS Global Opportunity Portfolio Class III
Accumulated Value	10,000	9,302	9,157	10,029	10,184	10,184	9,826	10,300	10,378	10,649	10,504	10,610	10,797	11,237	11,383	11,490	12,047	12,545	12,711	13,111	13,013	13,335	13,384	13,306	13,492	14,451	13,712	13,462	13,622	13,352	13,292	13,662	13,712	14,052	12,812	12,653	11,801	12,910	13,283	13,400	14,104	13,539	14,339	14,435	14,371	14,733	15,213	15,767	16,503	16,729	15,091	11,447	12,730	13,420	13,808	14,606	15,392	15,015	14,703	16,751	18,029	17,586	18,239	18,632	19,912	20,134	20,405	21,229	21,697	20,774	22,226	21,475	22,345	20,752	19,905	19,917	17,811	17,786	15,770	17,400	16,232	14,306	15,371	16,733	15,885	17,309	16,941	16,555	16,991	17,025	17,745	18,432	18,198	17,963	17,092	19,136	20,460	20,644	21,298	21,767	21,348	22,420	22,135	23,476	23,593	24,096	23,560	25,235	24,144	25,490	24,672	23,254	23,617	24,163	24,926	25,035	25,253	24,781	23,908	23,799	$ 24,472
Morningstar Conservative ETF Asset Allocation Portfolio | Class I | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250	10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,629	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,424	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,230	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	$ 12,199
Morningstar Conservative ETF Asset Allocation Portfolio | Class II | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250	10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,629	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,424	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,230	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	$ 12,199
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class I | Bloomberg US 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Bloomberg US 1000 Index
Accumulated Value	10,000	9,458	9,451	10,104	10,158	10,348	10,372	10,769	10,783	10,794	10,582	10,995	11,201	11,428	11,868	11,879	12,008	12,165	12,254	12,495	12,529	12,799	13,096	13,494	13,641	14,397	13,870	13,558	13,600	13,950	14,039	14,523	15,008	15,060	13,984	14,283	12,976	14,074	14,556	14,802	15,399	14,431	15,436	15,685	15,405	15,664	15,992	16,595	17,065	17,094	15,700	13,631	15,432	16,260	16,622	17,573	18,861	18,177	17,751	19,839	20,670	20,515	21,122	21,896	23,068	23,153	23,774	24,282	24,994	23,852	25,512	25,175	26,151	24,631	23,945	24,732	22,495	22,438	20,588	22,515	21,652	19,639	21,200	22,334	21,030	22,447	21,905	22,603	22,870	22,998	24,552	25,400	24,952	23,783	23,201	25,380	26,638	27,004	28,473	29,388	28,122	29,448	30,433	30,863	31,572	32,241	31,996	34,039	33,092	34,132	33,536	31,566	31,387	33,414	35,135	35,931	36,665	37,979	38,838	38,891	$ 38,887
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class II | Bloomberg US 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Bloomberg US 1000 Index
Accumulated Value	10,000	9,458	9,451	10,104	10,158	10,348	10,372	10,769	10,783	10,794	10,582	10,995	11,201	11,428	11,868	11,879	12,008	12,165	12,254	12,495	12,529	12,799	13,096	13,494	13,641	14,397	13,870	13,558	13,600	13,950	14,039	14,523	15,008	15,060	13,984	14,283	12,976	14,074	14,556	14,802	15,399	14,431	15,436	15,685	15,405	15,664	15,992	16,595	17,065	17,094	15,700	13,631	15,432	16,260	16,622	17,573	18,861	18,177	17,751	19,839	20,670	20,515	21,122	21,896	23,068	23,153	23,774	24,282	24,994	23,852	25,512	25,175	26,151	24,631	23,945	24,732	22,495	22,438	20,588	22,515	21,652	19,639	21,200	22,334	21,030	22,447	21,905	22,603	22,870	22,998	24,552	25,400	24,952	23,783	23,201	25,380	26,638	27,004	28,473	29,388	28,122	29,448	30,433	30,863	31,572	32,241	31,996	34,039	33,092	34,132	33,536	31,566	31,387	33,414	35,135	35,931	36,665	37,979	38,838	38,891	$ 38,887
Morningstar Balanced ETF Asset Allocation Portfolio | Class I | Bloomberg US 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Bloomberg US 1000 Index
Accumulated Value	10,000	9,458	9,451	10,104	10,158	10,348	10,372	10,769	10,783	10,794	10,582	10,995	11,201	11,428	11,868	11,879	12,008	12,165	12,254	12,495	12,529	12,799	13,096	13,494	13,641	14,397	13,870	13,558	13,600	13,950	14,039	14,523	15,008	15,060	13,984	14,283	12,976	14,074	14,556	14,802	15,399	14,431	15,436	15,685	15,405	15,664	15,992	16,595	17,065	17,094	15,700	13,631	15,432	16,260	16,622	17,573	18,861	18,177	17,751	19,839	20,670	20,515	21,122	21,896	23,068	23,153	23,774	24,282	24,994	23,852	25,512	25,175	26,151	24,631	23,945	24,732	22,495	22,438	20,588	22,515	21,652	19,639	21,200	22,334	21,030	22,447	21,905	22,603	22,870	22,998	24,552	25,400	24,952	23,783	23,201	25,380	26,638	27,004	28,473	29,388	28,122	29,448	30,433	30,863	31,572	32,241	31,996	34,039	33,092	34,132	33,536	31,566	31,387	33,414	35,135	35,931	36,665	37,979	38,838	38,891	$ 38,887
Morningstar Balanced ETF Asset Allocation Portfolio | Class II | Bloomberg US 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Bloomberg US 1000 Index
Accumulated Value	10,000	9,458	9,451	10,104	10,158	10,348	10,372	10,769	10,783	10,794	10,582	10,995	11,201	11,428	11,868	11,879	12,008	12,165	12,254	12,495	12,529	12,799	13,096	13,494	13,641	14,397	13,870	13,558	13,600	13,950	14,039	14,523	15,008	15,060	13,984	14,283	12,976	14,074	14,556	14,802	15,399	14,431	15,436	15,685	15,405	15,664	15,992	16,595	17,065	17,094	15,700	13,631	15,432	16,260	16,622	17,573	18,861	18,177	17,751	19,839	20,670	20,515	21,122	21,896	23,068	23,153	23,774	24,282	24,994	23,852	25,512	25,175	26,151	24,631	23,945	24,732	22,495	22,438	20,588	22,515	21,652	19,639	21,200	22,334	21,030	22,447	21,905	22,603	22,870	22,998	24,552	25,400	24,952	23,783	23,201	25,380	26,638	27,004	28,473	29,388	28,122	29,448	30,433	30,863	31,572	32,241	31,996	34,039	33,092	34,132	33,536	31,566	31,387	33,414	35,135	35,931	36,665	37,979	38,838	38,891	$ 38,887
Morningstar Growth ETF Asset Allocation Portfolio | Class I | Bloomberg US 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Bloomberg US 1000 Index
Accumulated Value	10,000	9,458	9,451	10,104	10,158	10,348	10,372	10,769	10,783	10,794	10,582	10,995	11,201	11,428	11,868	11,879	12,008	12,165	12,254	12,495	12,529	12,799	13,096	13,494	13,641	14,397	13,870	13,558	13,600	13,950	14,039	14,523	15,008	15,060	13,984	14,283	12,976	14,074	14,556	14,802	15,399	14,431	15,436	15,685	15,405	15,664	15,992	16,595	17,065	17,094	15,700	13,631	15,432	16,260	16,622	17,573	18,861	18,177	17,751	19,839	20,670	20,515	21,122	21,896	23,068	23,153	23,774	24,282	24,994	23,852	25,512	25,175	26,151	24,631	23,945	24,732	22,495	22,438	20,588	22,515	21,652	19,639	21,200	22,334	21,030	22,447	21,905	22,603	22,870	22,998	24,552	25,400	24,952	23,783	23,201	25,380	26,638	27,004	28,473	29,388	28,122	29,448	30,433	30,863	31,572	32,241	31,996	34,039	33,092	34,132	33,536	31,566	31,387	33,414	35,135	35,931	36,665	37,979	38,838	38,891	$ 38,887
Morningstar Growth ETF Asset Allocation Portfolio | Class II | Bloomberg US 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Bloomberg US 1000 Index
Accumulated Value	10,000	9,458	9,451	10,104	10,158	10,348	10,372	10,769	10,783	10,794	10,582	10,995	11,201	11,428	11,868	11,879	12,008	12,165	12,254	12,495	12,529	12,799	13,096	13,494	13,641	14,397	13,870	13,558	13,600	13,950	14,039	14,523	15,008	15,060	13,984	14,283	12,976	14,074	14,556	14,802	15,399	14,431	15,436	15,685	15,405	15,664	15,992	16,595	17,065	17,094	15,700	13,631	15,432	16,260	16,622	17,573	18,861	18,177	17,751	19,839	20,670	20,515	21,122	21,896	23,068	23,153	23,774	24,282	24,994	23,852	25,512	25,175	26,151	24,631	23,945	24,732	22,495	22,438	20,588	22,515	21,652	19,639	21,200	22,334	21,030	22,447	21,905	22,603	22,870	22,998	24,552	25,400	24,952	23,783	23,201	25,380	26,638	27,004	28,473	29,388	28,122	29,448	30,433	30,863	31,572	32,241	31,996	34,039	33,092	34,132	33,536	31,566	31,387	33,414	35,135	35,931	36,665	37,979	38,838	38,891	$ 38,887
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class I | Bloomberg US 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Bloomberg US 1000 Index
Accumulated Value	10,000	9,458	9,451	10,104	10,158	10,348	10,372	10,769	10,783	10,794	10,582	10,995	11,201	11,428	11,868	11,879	12,008	12,165	12,254	12,495	12,529	12,799	13,096	13,494	13,641	14,397	13,870	13,558	13,600	13,950	14,039	14,523	15,008	15,060	13,984	14,283	12,976	14,074	14,556	14,802	15,399	14,431	15,436	15,685	15,405	15,664	15,992	16,595	17,065	17,094	15,700	13,631	15,432	16,260	16,622	17,573	18,861	18,177	17,751	19,839	20,670	20,515	21,122	21,896	23,068	23,153	23,774	24,282	24,994	23,852	25,512	25,175	26,151	24,631	23,945	24,732	22,495	22,438	20,588	22,515	21,652	19,639	21,200	22,334	21,030	22,447	21,905	22,603	22,870	22,998	24,552	25,400	24,952	23,783	23,201	25,380	26,638	27,004	28,473	29,388	28,122	29,448	30,433	30,863	31,572	32,241	31,996	34,039	33,092	34,132	33,536	31,566	31,387	33,414	35,135	35,931	36,665	37,979	38,838	38,891	$ 38,887
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class II | Bloomberg US 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Bloomberg US 1000 Index
Accumulated Value	10,000	9,458	9,451	10,104	10,158	10,348	10,372	10,769	10,783	10,794	10,582	10,995	11,201	11,428	11,868	11,879	12,008	12,165	12,254	12,495	12,529	12,799	13,096	13,494	13,641	14,397	13,870	13,558	13,600	13,950	14,039	14,523	15,008	15,060	13,984	14,283	12,976	14,074	14,556	14,802	15,399	14,431	15,436	15,685	15,405	15,664	15,992	16,595	17,065	17,094	15,700	13,631	15,432	16,260	16,622	17,573	18,861	18,177	17,751	19,839	20,670	20,515	21,122	21,896	23,068	23,153	23,774	24,282	24,994	23,852	25,512	25,175	26,151	24,631	23,945	24,732	22,495	22,438	20,588	22,515	21,652	19,639	21,200	22,334	21,030	22,447	21,905	22,603	22,870	22,998	24,552	25,400	24,952	23,783	23,201	25,380	26,638	27,004	28,473	29,388	28,122	29,448	30,433	30,863	31,572	32,241	31,996	34,039	33,092	34,132	33,536	31,566	31,387	33,414	35,135	35,931	36,665	37,979	38,838	38,891	$ 38,887
ALPS | Alerian Energy Infrastructure Portfolio | Class I | Bloomberg US 1000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Bloomberg US 1000 Total Return Index
Accumulated Value	10,000	9,458	9,451	10,104	10,158	10,348	10,372	10,769	10,783	10,794	10,582	10,995	11,201	11,428	11,868	11,879	12,008	12,165	12,254	12,495	12,529	12,799	13,096	13,494	13,641	14,397	13,870	13,558	13,600	13,950	14,039	14,523	15,008	15,060	13,984	14,283	12,976	14,074	14,556	14,802	15,399	14,431	15,436	15,685	15,405	15,664	15,992	16,595	17,065	17,094	15,700	13,631	15,432	16,260	16,622	17,573	18,861	18,177	17,751	19,839	20,670	20,515	21,122	21,896	23,068	23,153	23,774	24,282	24,994	23,852	25,512	25,175	26,151	24,631	23,945	24,732	22,495	22,438	20,588	22,515	21,652	19,639	21,200	22,334	21,030	22,447	21,905	22,603	22,870	22,998	24,552	25,400	24,952	23,783	23,201	25,380	26,638	27,004	28,473	29,388	28,122	29,448	30,433	30,863	31,572	32,241	31,996	34,039	33,092	34,132	33,536	31,566	31,387	33,414	35,135	35,931	36,665	37,979	38,838	38,891	$ 38,887
ALPS | Alerian Energy Infrastructure Portfolio | Class III | Bloomberg US 1000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Bloomberg US 1000 Total Return Index
Accumulated Value	10,000	9,458	9,451	10,104	10,158	10,348	10,372	10,769	10,783	10,794	10,582	10,995	11,201	11,428	11,868	11,879	12,008	12,165	12,254	12,495	12,529	12,799	13,096	13,494	13,641	14,397	13,870	13,558	13,600	13,950	14,039	14,523	15,008	15,060	13,984	14,283	12,976	14,074	14,556	14,802	15,399	14,431	15,436	15,685	15,405	15,664	15,992	16,595	17,065	17,094	15,700	13,631	15,432	16,260	16,622	17,573	18,861	18,177	17,751	19,839	20,670	20,515	21,122	21,896	23,068	23,153	23,774	24,282	24,994	23,852	25,512	25,175	26,151	24,631	23,945	24,732	22,495	22,438	20,588	22,515	21,652	19,639	21,200	22,334	21,030	22,447	21,905	22,603	22,870	22,998	24,552	25,400	24,952	23,783	23,201	25,380	26,638	27,004	28,473	29,388	28,122	29,448	30,433	30,863	31,572	32,241	31,996	34,039	33,092	34,132	33,536	31,566	31,387	33,414	35,135	35,931	36,665	37,979	38,838	38,891	$ 38,887
ALPS Global Opportunity Portfolio | Class I | Morningstar Developed Markets Index - NR
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Morningstar Developed Markets Index - NR
Accumulated Value	10,000	9,387	9,333	9,980	10,144	10,206	10,077	10,519	10,525	10,588	10,366	10,538	10,792	11,051	11,348	11,459	11,638	11,878	11,937	12,222	12,236	12,530	12,764	13,041	13,220	13,891	13,321	13,057	13,204	13,309	13,291	13,675	13,853	13,905	12,842	12,993	11,987	12,946	13,339	13,486	13,957	13,150	13,999	14,065	13,763	14,052	14,419	14,824	15,267	15,145	13,853	11,928	13,242	13,916	14,268	14,928	15,910	15,392	14,959	16,905	17,662	17,531	18,020	18,584	19,426	19,690	19,933	20,230	20,738	19,903	20,970	20,433	21,301	20,110	19,659	20,154	18,491	18,493	16,862	18,205	17,458	15,811	16,943	18,134	17,434	18,656	18,212	18,671	18,978	18,749	19,884	20,572	20,060	19,187	18,584	20,324	21,390	21,588	22,483	23,222	22,335	23,320	23,707	24,215	24,816	25,269	24,741	25,889	25,144	26,032	25,800	24,690	24,924	26,384	27,518	27,879	28,657	29,530	30,063	30,220	$ 30,468
ALPS Global Opportunity Portfolio | Class III | Morningstar Developed Markets Index - NR
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Morningstar Developed Markets Index - NR
Accumulated Value	10,000	9,387	9,333	9,980	10,144	10,206	10,077	10,519	10,525	10,588	10,366	10,538	10,792	11,051	11,348	11,459	11,638	11,878	11,937	12,222	12,236	12,530	12,764	13,041	13,220	13,891	13,321	13,057	13,204	13,309	13,291	13,675	13,853	13,905	12,842	12,993	11,987	12,946	13,339	13,486	13,957	13,150	13,999	14,065	13,763	14,052	14,419	14,824	15,267	15,145	13,853	11,928	13,242	13,916	14,268	14,928	15,910	15,392	14,959	16,905	17,662	17,531	18,020	18,584	19,426	19,690	19,933	20,230	20,738	19,903	20,970	20,433	21,301	20,110	19,659	20,154	18,491	18,493	16,862	18,205	17,458	15,811	16,943	18,134	17,434	18,656	18,212	18,671	18,978	18,749	19,884	20,572	20,060	19,187	18,584	20,324	21,390	21,588	22,483	23,222	22,335	23,320	23,707	24,215	24,816	25,269	24,741	25,889	25,144	26,032	25,800	24,690	24,924	26,384	27,518	27,879	28,657	29,530	30,063	30,220	$ 30,468
Morningstar Conservative ETF Asset Allocation Portfolio | Class I | Conservative Blended Benchmark-1 (20% Equity)
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Conservative Blended Benchmark-1 (20% Equity)
Accumulated Value	10,000	9,957	10,040	10,308	10,399	10,394	10,549	10,699	10,699	10,725	10,582	10,423	10,473	10,563	10,681	10,699	10,802	10,918	10,927	11,048	11,127	11,137	11,182	11,258	11,321	11,423	11,263	11,278	11,221	11,256	11,240	11,318	11,385	11,349	11,103	11,175	11,137	11,439	11,500	11,663	11,749	11,732	12,032	12,062	12,199	12,196	12,297	12,344	12,450	12,576	12,481	11,948	12,388	12,584	12,732	13,075	13,199	13,092	13,013	13,475	13,668	13,589	13,522	13,466	13,677	13,760	13,826	13,960	14,014	13,780	13,909	13,843	13,936	13,569	13,380	13,176	12,552	12,590	12,154	12,551	12,188	11,559	11,643	12,149	12,033	12,474	12,174	12,471	12,555	12,422	12,576	12,696	12,560	12,224	12,030	12,660	13,150	13,112	13,123	13,292	12,977	13,229	13,349	13,638	13,874	14,085	13,777	13,985	13,743	13,892	14,049	13,953	14,095	14,218	14,522	14,512	14,723	14,926	15,035	15,098	$ 15,130
Morningstar Conservative ETF Asset Allocation Portfolio | Class I | Blended Secondary Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Blended Secondary Benchmark
Accumulated Value	10,000	10,001	10,051	10,255	10,292	10,331	10,472	10,597	10,592	10,588	10,490	10,387	10,439	10,494	10,629	10,627	10,710	10,800	10,806	10,885	10,964	10,972	11,028	11,086	11,149	11,184	11,025	11,021	10,971	11,082	11,087	11,173	11,300	11,261	11,043	11,138	11,088	11,353	11,422	11,629	11,727	11,731	12,006	12,062	12,253	12,253	12,335	12,421	12,491	12,666	12,626	12,263	12,736	12,901	13,012	13,300	13,413	13,306	13,192	13,576	13,694	13,595	13,526	13,522	13,744	13,796	13,931	14,111	14,177	13,956	14,149	14,160	14,260	13,888	13,692	13,517	12,907	12,973	12,610	13,068	12,694	12,061	12,144	12,608	12,425	12,863	12,561	12,890	12,990	12,901	13,043	13,123	13,024	12,663	12,467	13,111	13,601	13,623	13,632	13,816	13,453	13,757	13,955	14,231	14,454	14,661	14,373	14,657	14,416	14,555	14,754	14,596	14,622	14,733	15,052	15,094	15,291	15,528	15,675	15,757	$ 15,746
Morningstar Conservative ETF Asset Allocation Portfolio | Class II | Conservative Blended Benchmark-1 (20% Equity)
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Conservative Blended Benchmark-1 (20% Equity)
Accumulated Value	10,000	9,957	10,040	10,308	10,399	10,394	10,549	10,699	10,699	10,725	10,582	10,423	10,473	10,563	10,681	10,699	10,802	10,918	10,927	11,048	11,127	11,137	11,182	11,258	11,321	11,423	11,263	11,278	11,221	11,256	11,240	11,318	11,385	11,349	11,103	11,175	11,137	11,439	11,500	11,663	11,749	11,732	12,032	12,062	12,199	12,196	12,297	12,344	12,450	12,576	12,481	11,948	12,388	12,584	12,732	13,075	13,199	13,092	13,013	13,475	13,668	13,589	13,522	13,466	13,677	13,760	13,826	13,960	14,014	13,780	13,909	13,843	13,936	13,569	13,380	13,176	12,552	12,590	12,154	12,551	12,188	11,559	11,643	12,149	12,033	12,474	12,174	12,471	12,555	12,422	12,576	12,696	12,560	12,224	12,030	12,660	13,150	13,112	13,123	13,292	12,977	13,229	13,349	13,638	13,874	14,085	13,777	13,985	13,743	13,892	14,049	13,953	14,095	14,218	14,522	14,512	14,723	14,926	15,035	15,098	$ 15,130
Morningstar Conservative ETF Asset Allocation Portfolio | Class II | Blended Secondary Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Blended Secondary Benchmark
Accumulated Value	10,000	10,001	10,051	10,255	10,292	10,331	10,472	10,597	10,592	10,588	10,490	10,387	10,439	10,494	10,629	10,627	10,710	10,800	10,806	10,885	10,964	10,972	11,028	11,086	11,149	11,184	11,025	11,021	10,971	11,082	11,087	11,173	11,300	11,261	11,043	11,138	11,088	11,353	11,422	11,629	11,727	11,731	12,006	12,062	12,253	12,253	12,335	12,421	12,491	12,666	12,626	12,263	12,736	12,901	13,012	13,300	13,413	13,306	13,192	13,576	13,694	13,595	13,526	13,522	13,744	13,796	13,931	14,111	14,177	13,956	14,149	14,160	14,260	13,888	13,692	13,517	12,907	12,973	12,610	13,068	12,694	12,061	12,144	12,608	12,425	12,863	12,561	12,890	12,990	12,901	13,043	13,123	13,024	12,663	12,467	13,111	13,601	13,623	13,632	13,816	13,453	13,757	13,955	14,231	14,454	14,661	14,373	14,657	14,416	14,555	14,754	14,596	14,622	14,733	15,052	15,094	15,291	15,528	15,675	15,757	$ 15,746
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class I | Income and Growth Blended Benchmark-1
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Income and Growth Blended Benchmark-1
Accumulated Value	10,000	9,821	9,878	10,261	10,363	10,382	10,495	10,722	10,731	10,763	10,601	10,538	10,633	10,766	10,942	10,978	11,098	11,236	11,263	11,425	11,497	11,568	11,664	11,793	11,885	12,122	11,871	11,827	11,802	11,870	11,852	12,003	12,115	12,091	11,660	11,768	11,511	11,986	12,125	12,295	12,471	12,273	12,716	12,762	12,804	12,864	13,027	13,161	13,354	13,431	13,085	12,196	12,896	13,211	13,425	13,880	14,199	13,996	13,858	14,666	15,002	14,925	14,971	15,027	15,378	15,495	15,614	15,763	15,911	15,546	15,863	15,712	15,948	15,407	15,153	15,060	14,203	14,236	13,555	14,157	13,714	12,841	13,119	13,792	13,547	14,168	13,809	14,156	14,272	14,128	14,473	14,711	14,494	14,038	13,753	14,626	15,256	15,239	15,413	15,686	15,257	15,643	15,835	16,179	16,486	16,772	16,402	16,768	16,430	16,696	16,803	16,541	16,694	17,046	17,521	17,577	17,890	18,231	18,427	18,496	$ 18,563
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class I | Blended Secondary Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Blended Secondary Benchmark
Accumulated Value	10,000	9,877	9,911	10,230	10,267	10,343	10,456	10,647	10,646	10,644	10,521	10,540	10,632	10,724	10,935	10,936	11,028	11,137	11,159	11,278	11,348	11,412	11,523	11,657	11,738	11,934	11,696	11,619	11,590	11,748	11,770	11,948	12,147	12,133	11,750	11,885	11,577	12,017	12,169	12,393	12,597	12,401	12,838	12,928	13,032	13,092	13,229	13,418	13,576	13,718	13,403	12,700	13,476	13,767	13,924	14,353	14,702	14,474	14,285	14,987	15,229	15,108	15,154	15,316	15,709	15,782	15,990	16,240	16,421	16,037	16,484	16,465	16,737	16,193	15,899	15,893	15,007	15,072	14,444	15,172	14,690	13,801	14,151	14,755	14,382	14,989	14,632	15,055	15,201	15,139	15,514	15,710	15,558	15,047	14,793	15,706	16,325	16,414	16,640	16,943	16,434	16,917	17,252	17,561	17,874	18,162	17,852	18,379	18,041	18,298	18,427	18,019	18,012	18,398	18,931	19,077	19,360	19,763	20,019	20,110	$ 20,102
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class I | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250	10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,629	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,424	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,230	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	$ 12,199
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class II | Income and Growth Blended Benchmark-1
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Income and Growth Blended Benchmark-1
Accumulated Value	10,000	9,821	9,878	10,261	10,363	10,382	10,495	10,722	10,731	10,763	10,601	10,538	10,633	10,766	10,942	10,978	11,098	11,236	11,263	11,425	11,497	11,568	11,664	11,793	11,885	12,122	11,871	11,827	11,802	11,870	11,852	12,003	12,115	12,091	11,660	11,768	11,511	11,986	12,125	12,295	12,471	12,273	12,716	12,762	12,804	12,864	13,027	13,161	13,354	13,431	13,085	12,196	12,896	13,211	13,425	13,880	14,199	13,996	13,858	14,666	15,002	14,925	14,971	15,027	15,378	15,495	15,614	15,763	15,911	15,546	15,863	15,712	15,948	15,407	15,153	15,060	14,203	14,236	13,555	14,157	13,714	12,841	13,119	13,792	13,547	14,168	13,809	14,156	14,272	14,128	14,473	14,711	14,494	14,038	13,753	14,626	15,256	15,239	15,413	15,686	15,257	15,643	15,835	16,179	16,486	16,772	16,402	16,768	16,430	16,696	16,803	16,541	16,694	17,046	17,521	17,577	17,890	18,231	18,427	18,496	$ 18,563
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class II | Blended Secondary Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Blended Secondary Benchmark
Accumulated Value	10,000	9,877	9,911	10,230	10,267	10,343	10,456	10,647	10,646	10,644	10,521	10,540	10,632	10,724	10,935	10,936	11,028	11,137	11,159	11,278	11,348	11,412	11,523	11,657	11,738	11,934	11,696	11,619	11,590	11,748	11,770	11,948	12,147	12,133	11,750	11,885	11,577	12,017	12,169	12,393	12,597	12,401	12,838	12,928	13,032	13,092	13,229	13,418	13,576	13,718	13,403	12,700	13,476	13,767	13,924	14,353	14,702	14,474	14,285	14,987	15,229	15,108	15,154	15,316	15,709	15,782	15,990	16,240	16,421	16,037	16,484	16,465	16,737	16,193	15,899	15,893	15,007	15,072	14,444	15,172	14,690	13,801	14,151	14,755	14,382	14,989	14,632	15,055	15,201	15,139	15,514	15,710	15,558	15,047	14,793	15,706	16,325	16,414	16,640	16,943	16,434	16,917	17,252	17,561	17,874	18,162	17,852	18,379	18,041	18,298	18,427	18,019	18,012	18,398	18,931	19,077	19,360	19,763	20,019	20,110	$ 20,102
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class II | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250	10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,629	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,424	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,230	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	$ 12,199
Morningstar Balanced ETF Asset Allocation Portfolio | Class I | Balanced Blended Benchmark-1
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Balanced Blended Benchmark-1 (60% Equity)
Accumulated Value	10,000	9,684	9,713	10,206	10,317	10,359	10,427	10,729	10,745	10,784	10,603	10,643	10,783	10,959	11,194	11,247	11,383	11,543	11,589	11,793	11,856	11,993	12,144	12,331	12,453	12,839	12,491	12,380	12,393	12,495	12,477	12,708	12,869	12,860	12,225	12,371	11,868	12,524	12,749	12,921	13,197	12,793	13,386	13,449	13,380	13,509	13,740	13,970	14,259	14,276	13,644	12,379	13,338	13,776	14,060	14,628	15,164	14,854	14,651	15,837	16,333	16,263	16,447	16,642	17,157	17,312	17,492	17,653	17,918	17,398	17,943	17,688	18,099	17,357	17,032	17,091	15,968	15,993	15,022	15,858	15,333	14,186	14,702	15,561	15,159	15,984	15,568	15,963	16,117	15,967	16,550	16,940	16,624	16,031	15,641	16,797	17,581	17,596	17,989	18,392	17,831	18,384	18,666	19,066	19,457	19,832	19,400	19,973	19,517	19,938	19,961	19,477	19,640	20,300	20,992	21,144	21,584	22,106	22,420	22,492	$ 22,608
Morningstar Balanced ETF Asset Allocation Portfolio | Class I | Blended Secondary Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Blended Secondary Benchmark
Accumulated Value	10,000	9,755	9,773	10,205	10,244	10,355	10,442	10,698	10,703	10,701	10,553	10,693	10,826	10,957	11,246	11,252	11,354	11,483	11,522	11,683	11,745	11,869	12,038	12,254	12,357	12,728	12,401	12,242	12,236	12,447	12,487	12,768	13,049	13,062	12,488	12,669	12,072	12,701	12,944	13,190	13,512	13,088	13,705	13,835	13,840	13,968	14,166	14,472	14,731	14,836	14,205	13,122	14,219	14,651	14,861	15,448	16,067	15,697	15,420	16,491	16,880	16,731	16,917	17,281	17,886	17,983	18,283	18,621	18,948	18,357	19,126	19,068	19,563	18,795	18,378	18,593	17,352	17,414	16,448	17,511	16,895	15,685	16,370	17,149	16,528	17,345	16,922	17,460	17,665	17,639	18,316	18,666	18,444	17,740	17,411	18,666	19,448	19,626	20,151	20,612	19,911	20,633	21,154	21,498	21,930	22,324	21,994	22,859	22,392	22,812	22,826	22,059	22,004	22,777	23,606	23,902	24,303	24,938	25,349	25,448	$ 25,445
Morningstar Balanced ETF Asset Allocation Portfolio | Class I | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250	10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,629	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,424	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,230	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	$ 12,199
Morningstar Balanced ETF Asset Allocation Portfolio | Class II | Balanced Blended Benchmark-1
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Balanced Blended Benchmark-1 (60% Equity)
Accumulated Value	10,000	9,684	9,713	10,206	10,317	10,359	10,427	10,729	10,745	10,784	10,603	10,643	10,783	10,959	11,194	11,247	11,383	11,543	11,589	11,793	11,856	11,993	12,144	12,331	12,453	12,839	12,491	12,380	12,393	12,495	12,477	12,708	12,869	12,860	12,225	12,371	11,868	12,524	12,749	12,921	13,197	12,793	13,386	13,449	13,380	13,509	13,740	13,970	14,259	14,276	13,644	12,379	13,338	13,776	14,060	14,628	15,164	14,854	14,651	15,837	16,333	16,263	16,447	16,642	17,157	17,312	17,492	17,653	17,918	17,398	17,943	17,688	18,099	17,357	17,032	17,091	15,968	15,993	15,022	15,858	15,333	14,186	14,702	15,561	15,159	15,984	15,568	15,963	16,117	15,967	16,550	16,940	16,624	16,031	15,641	16,797	17,581	17,596	17,989	18,392	17,831	18,384	18,666	19,066	19,457	19,832	19,400	19,973	19,517	19,938	19,961	19,477	19,640	20,300	20,992	21,144	21,584	22,106	22,420	22,492	$ 22,608
Morningstar Balanced ETF Asset Allocation Portfolio | Class II | Blended Secondary Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Blended Secondary Benchmark
Accumulated Value	10,000	9,755	9,773	10,205	10,244	10,355	10,442	10,698	10,703	10,701	10,553	10,693	10,826	10,957	11,246	11,252	11,354	11,483	11,522	11,683	11,745	11,869	12,038	12,254	12,357	12,728	12,401	12,242	12,236	12,447	12,487	12,768	13,049	13,062	12,488	12,669	12,072	12,701	12,944	13,190	13,512	13,088	13,705	13,835	13,840	13,968	14,166	14,472	14,731	14,836	14,205	13,122	14,219	14,651	14,861	15,448	16,067	15,697	15,420	16,491	16,880	16,731	16,917	17,281	17,886	17,983	18,283	18,621	18,948	18,357	19,126	19,068	19,563	18,795	18,378	18,593	17,352	17,414	16,448	17,511	16,895	15,685	16,370	17,149	16,528	17,345	16,922	17,460	17,665	17,639	18,316	18,666	18,444	17,740	17,411	18,666	19,448	19,626	20,151	20,612	19,911	20,633	21,154	21,498	21,930	22,324	21,994	22,859	22,392	22,812	22,826	22,059	22,004	22,777	23,606	23,902	24,303	24,938	25,349	25,448	$ 25,445
Morningstar Balanced ETF Asset Allocation Portfolio | Class II | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250	10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,629	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,424	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,230	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	$ 12,199
Morningstar Growth ETF Asset Allocation Portfolio | Class I | Growth Blended Benchmark-1 (80% Equity)
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Growth Blended Benchmark-1 (80% Equity)
Accumulated Value	10,000	9,543	9,544	10,138	10,256	10,322	10,338	10,711	10,735	10,781	10,584	10,732	10,917	11,137	11,429	11,501	11,651	11,831	11,897	12,144	12,193	12,401	12,610	12,860	13,014	13,564	13,115	12,929	12,986	13,123	13,107	13,426	13,638	13,649	12,793	12,977	12,202	13,043	13,358	13,526	13,910	13,274	14,021	14,102	13,901	14,109	14,412	14,746	15,141	15,080	14,128	12,479	13,689	14,250	14,600	15,279	16,051	15,625	15,353	16,938	17,610	17,553	17,902	18,265	18,964	19,161	19,408	19,575	19,978	19,281	20,098	19,716	20,338	19,373	18,975	19,238	17,826	17,838	16,536	17,631	17,031	15,589	16,390	17,448	16,862	17,911	17,447	17,885	18,081	17,935	18,810	19,387	18,956	18,218	17,712	19,182	20,129	20,188	20,870	21,433	20,730	21,483	21,876	22,326	22,811	23,287	22,805	23,638	23,051	23,670	23,560	22,787	22,957	24,021	24,982	25,268	25,865	26,616	27,083	27,153	$ 27,339
Morningstar Growth ETF Asset Allocation Portfolio | Class I | Blended Secondary Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Blended Secondary Benchmark
Accumulated Value	10,000	9,631	9,634	10,174	10,214	10,361	10,420	10,740	10,750	10,750	10,577	10,840	11,015	11,186	11,556	11,566	11,679	11,828	11,885	12,091	12,142	12,331	12,562	12,867	12,994	13,559	13,133	12,883	12,904	13,171	13,232	13,627	14,000	14,045	13,255	13,487	12,562	13,394	13,737	14,003	14,458	13,774	14,585	14,759	14,649	14,852	15,119	15,556	15,930	15,986	14,991	13,492	14,923	15,506	15,772	16,531	17,455	16,922	16,547	18,029	18,588	18,411	18,764	19,375	20,233	20,359	20,768	21,209	21,717	20,871	22,040	21,931	22,706	21,668	21,100	21,610	19,938	19,993	18,610	20,074	19,306	17,716	18,818	19,798	18,867	19,932	19,440	20,109	20,385	20,411	21,476	22,025	21,716	20,777	20,362	22,034	23,004	23,301	24,230	24,899	23,959	24,991	25,756	26,127	26,709	27,237	26,904	28,224	27,594	28,238	28,067	26,804	26,680	27,985	29,210	29,719	30,272	31,222	31,845	31,947	$ 31,954
Morningstar Growth ETF Asset Allocation Portfolio | Class II | Growth Blended Benchmark-1 (80% Equity)
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Growth Blended Benchmark-1 (80% Equity)
Accumulated Value	10,000	9,543	9,544	10,138	10,256	10,322	10,338	10,711	10,735	10,781	10,584	10,732	10,917	11,137	11,429	11,501	11,651	11,831	11,897	12,144	12,193	12,401	12,610	12,860	13,014	13,564	13,115	12,929	12,986	13,123	13,107	13,426	13,638	13,649	12,793	12,977	12,202	13,043	13,358	13,526	13,910	13,274	14,021	14,102	13,901	14,109	14,412	14,746	15,141	15,080	14,128	12,479	13,689	14,250	14,600	15,279	16,051	15,625	15,353	16,938	17,610	17,553	17,902	18,265	18,964	19,161	19,408	19,575	19,978	19,281	20,098	19,716	20,338	19,373	18,975	19,238	17,826	17,838	16,536	17,631	17,031	15,589	16,390	17,448	16,862	17,911	17,447	17,885	18,081	17,935	18,810	19,387	18,956	18,218	17,712	19,182	20,129	20,188	20,870	21,433	20,730	21,483	21,876	22,326	22,811	23,287	22,805	23,638	23,051	23,670	23,560	22,787	22,957	24,021	24,982	25,268	25,865	26,616	27,083	27,153	$ 27,339
Morningstar Growth ETF Asset Allocation Portfolio | Class II | Blended Secondary Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Blended Secondary Benchmark
Accumulated Value	10,000	9,631	9,634	10,174	10,214	10,361	10,420	10,740	10,750	10,750	10,577	10,840	11,015	11,186	11,556	11,566	11,679	11,828	11,885	12,091	12,142	12,331	12,562	12,867	12,994	13,559	13,133	12,883	12,904	13,171	13,232	13,627	14,000	14,045	13,255	13,487	12,562	13,394	13,737	14,003	14,458	13,774	14,585	14,759	14,649	14,852	15,119	15,556	15,930	15,986	14,991	13,492	14,923	15,506	15,772	16,531	17,455	16,922	16,547	18,029	18,588	18,411	18,764	19,375	20,233	20,359	20,768	21,209	21,717	20,871	22,040	21,931	22,706	21,668	21,100	21,610	19,938	19,993	18,610	20,074	19,306	17,716	18,818	19,798	18,867	19,932	19,440	20,109	20,385	20,411	21,476	22,025	21,716	20,777	20,362	22,034	23,004	23,301	24,230	24,899	23,959	24,991	25,756	26,127	26,709	27,237	26,904	28,224	27,594	28,238	28,067	26,804	26,680	27,985	29,210	29,719	30,272	31,222	31,845	31,947	$ 31,954
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class I | Aggressive Growth Blended Benchmark-1
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Aggressive Growth Blended Benchmark-1 (95% Equity)
Accumulated Value	10,000	9,438	9,416	10,081	10,203	10,289	10,266	10,690	10,721	10,770	10,565	10,801	11,019	11,271	11,609	11,694	11,853	12,046	12,128	12,405	12,444	12,709	12,964	13,263	13,442	14,121	13,589	13,340	13,434	13,607	13,593	13,984	14,244	14,271	13,234	13,452	12,450	13,436	13,827	13,992	14,465	13,639	14,506	14,605	14,299	14,568	14,927	15,350	15,829	15,708	14,495	12,543	13,947	14,605	15,008	15,771	16,733	16,211	15,883	17,785	18,600	18,554	19,045	19,557	20,413	20,642	20,954	21,126	21,653	20,804	21,863	21,374	22,181	21,020	20,558	21,009	19,349	19,349	17,764	19,086	18,427	16,735	17,786	19,007	18,251	19,492	18,992	19,463	19,695	19,561	20,697	21,441	20,912	20,046	19,438	21,184	22,270	22,377	23,327	24,038	23,206	24,145	24,647	25,136	25,701	26,266	25,754	26,840	26,135	26,940	26,697	25,640	25,798	27,243	28,454	28,877	29,618	30,588	31,205	31,274	$ 31,521
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class I | Blended Secondary Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Blended Secondary Benchmark
Accumulated Value	10,000	9,535	9,527	10,145	10,184	10,358	10,393	10,760	10,774	10,776	10,585	10,945	11,151	11,353	11,785	11,798	11,917	12,081	12,152	12,392	12,434	12,675	12,956	13,333	13,477	14,202	13,698	13,371	13,415	13,727	13,806	14,295	14,742	14,817	13,849	14,121	12,923	13,913	14,337	14,616	15,178	14,275	15,240	15,450	15,237	15,504	15,825	16,371	16,840	16,850	15,547	13,718	15,401	16,101	16,411	17,302	18,477	17,809	17,355	19,169	19,870	19,672	20,173	21,000	22,073	22,223	22,724	23,249	23,919	22,852	24,372	24,215	25,243	23,975	23,280	24,069	22,029	22,075	20,326	22,132	21,243	19,338	20,813	21,956	20,750	22,020	21,481	22,258	22,595	22,676	24,095	24,830	24,446	23,308	22,824	24,856	25,976	26,387	27,707	28,567	27,422	28,737	29,730	30,109	30,824	31,470	31,160	32,914	32,142	33,001	32,628	30,882	30,689	32,513	34,109	34,832	35,523	36,775	37,604	37,703	$ 37,722
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class II | Aggressive Growth Blended Benchmark-1
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Aggressive Growth Blended Benchmark-1 (95% Equity)
Accumulated Value	10,000	9,438	9,416	10,081	10,203	10,289	10,266	10,690	10,721	10,770	10,565	10,801	11,019	11,271	11,609	11,694	11,853	12,046	12,128	12,405	12,444	12,709	12,964	13,263	13,442	14,121	13,589	13,340	13,434	13,607	13,593	13,984	14,244	14,271	13,234	13,452	12,450	13,436	13,827	13,992	14,465	13,639	14,506	14,605	14,299	14,568	14,927	15,350	15,829	15,708	14,495	12,543	13,947	14,605	15,008	15,771	16,733	16,211	15,883	17,785	18,600	18,554	19,045	19,557	20,413	20,642	20,954	21,126	21,653	20,804	21,863	21,374	22,181	21,020	20,558	21,009	19,349	19,349	17,764	19,086	18,427	16,735	17,786	19,007	18,251	19,492	18,992	19,463	19,695	19,561	20,697	21,441	20,912	20,046	19,438	21,184	22,270	22,377	23,327	24,038	23,206	24,145	24,647	25,136	25,701	26,266	25,754	26,840	26,135	26,940	26,697	25,640	25,798	27,243	28,454	28,877	29,618	30,588	31,205	31,274	$ 31,521
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class II | Blended Secondary Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Blended Secondary Benchmark
Accumulated Value	10,000	9,535	9,527	10,145	10,184	10,358	10,393	10,760	10,774	10,776	10,585	10,945	11,151	11,353	11,785	11,798	11,917	12,081	12,152	12,392	12,434	12,675	12,956	13,333	13,477	14,202	13,698	13,371	13,415	13,727	13,806	14,295	14,742	14,817	13,849	14,121	12,923	13,913	14,337	14,616	15,178	14,275	15,240	15,450	15,237	15,504	15,825	16,371	16,840	16,850	15,547	13,718	15,401	16,101	16,411	17,302	18,477	17,809	17,355	19,169	19,870	19,672	20,173	21,000	22,073	22,223	22,724	23,249	23,919	22,852	24,372	24,215	25,243	23,975	23,280	24,069	22,029	22,075	20,326	22,132	21,243	19,338	20,813	21,956	20,750	22,020	21,481	22,258	22,595	22,676	24,095	24,830	24,446	23,308	22,824	24,856	25,976	26,387	27,707	28,567	27,422	28,737	29,730	30,109	30,824	31,470	31,160	32,914	32,142	33,001	32,628	30,882	30,689	32,513	34,109	34,832	35,523	36,775	37,604	37,703	$ 37,722
ALPS | Alerian Energy Infrastructure Portfolio | Class I | Alerian Midstream Energy Select Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Alerian Midstream Energy Select Total Return Index
Accumulated Value	10,000	9,543	9,637	10,687	11,766	12,044	12,687	12,757	13,143	13,857	13,245	13,772	14,355	14,546	14,675	14,735	14,492	13,996	14,182	14,591	14,119	14,514	14,022	13,925	14,465	14,522	12,996	12,554	13,209	13,875	14,145	14,669	14,473	14,225	13,175	13,164	11,908	13,821	14,010	14,554	14,390	14,125	14,577	14,281	13,858	14,216	13,696	13,418	14,569	13,983	12,548	7,344	9,752	10,445	10,134	10,089	10,368	9,209	9,223	11,022	11,157	11,702	12,577	13,468	14,266	15,208	15,927	15,339	15,115	15,824	16,709	15,444	15,703	16,983	17,764	19,083	18,668	19,891	17,268	19,144	19,164	17,093	19,134	19,948	18,710	19,654	18,870	18,758	19,204	18,519	19,858	20,715	20,611	20,458	20,353	21,789	21,664	21,809	22,699	24,268	24,128	25,011	25,761	26,532	27,612	27,799	28,867	32,950	31,007	32,084	32,648	33,136	31,214	32,029	33,019	32,894	33,193	33,583	31,368	33,106	$ 33,049
ALPS | Alerian Energy Infrastructure Portfolio | Class III | Alerian Midstream Energy Select Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Alerian Midstream Energy Select Total Return Index
Accumulated Value	10,000	9,543	9,637	10,687	11,766	12,044	12,687	12,757	13,143	13,857	13,245	13,772	14,355	14,546	14,675	14,735	14,492	13,996	14,182	14,591	14,119	14,514	14,022	13,925	14,465	14,522	12,996	12,554	13,209	13,875	14,145	14,669	14,473	14,225	13,175	13,164	11,908	13,821	14,010	14,554	14,390	14,125	14,577	14,281	13,858	14,216	13,696	13,418	14,569	13,983	12,548	7,344	9,752	10,445	10,134	10,089	10,368	9,209	9,223	11,022	11,157	11,702	12,577	13,468	14,266	15,208	15,927	15,339	15,115	15,824	16,709	15,444	15,703	16,983	17,764	19,083	18,668	19,891	17,268	19,144	19,164	17,093	19,134	19,948	18,710	19,654	18,870	18,758	19,204	18,519	19,858	20,715	20,611	20,458	20,353	21,789	21,664	21,809	22,699	24,268	24,128	25,011	25,761	26,532	27,612	27,799	28,867	32,950	31,007	32,084	32,648	33,136	31,214	32,029	33,019	32,894	33,193	33,583	31,368	33,106	$ 33,049
ALPS Global Opportunity Portfolio | Class I | Red Rocks Global Listed Private Equity Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Red Rocks Global Listed Private Equity Index TR
Accumulated Value	10,000	9,088	9,016	9,984	10,046	10,182	9,735	10,348	10,543	10,715	10,484	10,808	11,119	11,526	11,658	11,804	12,390	12,783	12,969	13,365	13,096	13,703	13,838	13,645	13,928	14,900	14,156	13,796	14,018	13,913	13,892	14,463	14,548	14,636	13,160	12,984	11,905	13,168	13,560	13,642	14,412	13,652	14,456	14,520	14,296	14,586	15,024	15,564	16,271	16,335	14,610	10,734	12,182	13,162	13,723	14,281	15,147	14,666	14,475	17,029	18,486	18,633	19,429	20,014	21,577	22,055	21,875	23,055	23,362	22,175	24,141	23,083	23,653	21,527	20,229	20,068	17,543	17,706	15,304	17,024	15,647	13,377	14,466	15,771	15,045	16,960	16,884	16,126	16,564	16,202	17,128	18,246	17,538	17,089	15,816	18,748	20,834	20,790	21,531	22,239	21,422	22,116	21,720	23,376	23,453	24,662	24,274	25,844	24,561	26,311	25,229	23,678	23,543	24,590	26,000	26,435	27,058	26,517	25,666	25,466	$ 26,386
ALPS Global Opportunity Portfolio | Class I | Morningstar Global Markets Mid Cap Index - NR
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Morningstar Global Markets Mid Cap Index - NR
Accumulated Value	10,000	9,313	9,386	10,188	10,392	10,406	10,310	10,824	10,822	10,933	10,636	10,824	10,956	11,303	11,613	11,703	11,916	12,123	12,178	12,467	12,464	12,749	12,965	13,291	13,553	14,172	13,587	13,491	13,587	13,646	13,566	13,821	13,958	13,871	12,658	12,895	11,911	13,053	13,486	13,548	13,953	13,140	13,970	14,027	13,616	13,911	14,249	14,618	15,050	14,766	13,450	10,926	12,298	13,088	13,427	14,154	14,797	14,539	14,421	16,431	17,229	17,197	17,930	18,366	19,187	19,479	19,531	19,594	20,090	19,361	20,162	19,408	20,182	18,928	18,789	19,059	17,750	17,789	16,058	17,253	16,732	15,040	15,990	17,255	16,709	18,063	17,565	17,426	17,475	16,949	18,058	18,817	18,150	17,327	16,476	18,140	19,367	19,053	19,829	20,580	19,786	20,272	20,096	20,870	21,358	21,917	21,410	22,636	21,408	22,142	21,838	21,172	21,307	22,508	23,382	23,634	24,254	24,577	24,524	24,701	$ 24,860
ALPS Global Opportunity Portfolio | Class III | Red Rocks Global Listed Private Equity Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Red Rocks Global Listed Private Equity Index TR
Accumulated Value	10,000	9,088	9,016	9,984	10,046	10,182	9,735	10,348	10,543	10,715	10,484	10,808	11,119	11,526	11,658	11,804	12,390	12,783	12,969	13,365	13,096	13,703	13,838	13,645	13,928	14,900	14,156	13,796	14,018	13,913	13,892	14,463	14,548	14,636	13,160	12,984	11,905	13,168	13,560	13,642	14,412	13,652	14,456	14,520	14,296	14,586	15,024	15,564	16,271	16,335	14,610	10,734	12,182	13,162	13,723	14,281	15,147	14,666	14,475	17,029	18,486	18,633	19,429	20,014	21,577	22,055	21,875	23,055	23,362	22,175	24,141	23,083	23,653	21,527	20,229	20,068	17,543	17,706	15,304	17,024	15,647	13,377	14,466	15,771	15,045	16,960	16,884	16,126	16,564	16,202	17,128	18,246	17,538	17,089	15,816	18,748	20,834	20,790	21,531	22,239	21,422	22,116	21,720	23,376	23,453	24,662	24,274	25,844	24,561	26,311	25,229	23,678	23,543	24,590	26,000	26,435	27,058	26,517	25,666	25,466	$ 26,386
ALPS Global Opportunity Portfolio | Class III | Morningstar Global Markets Mid Cap Index - NR
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Morningstar Global Markets Mid Cap Index - NR
Accumulated Value	$ 10,000	$ 9,313	$ 9,386	$ 10,188	$ 10,392	$ 10,406	$ 10,310	$ 10,824	$ 10,822	$ 10,933	$ 10,636	$ 10,824	$ 10,956	$ 11,303	$ 11,613	$ 11,703	$ 11,916	$ 12,123	$ 12,178	$ 12,467	$ 12,464	$ 12,749	$ 12,965	$ 13,291	$ 13,553	$ 14,172	$ 13,587	$ 13,491	$ 13,587	$ 13,646	$ 13,566	$ 13,821	$ 13,958	$ 13,871	$ 12,658	$ 12,895	$ 11,911	$ 13,053	$ 13,486	$ 13,548	$ 13,953	$ 13,140	$ 13,970	$ 14,027	$ 13,616	$ 13,911	$ 14,249	$ 14,618	$ 15,050	$ 14,766	$ 13,450	$ 10,926	$ 12,298	$ 13,088	$ 13,427	$ 14,154	$ 14,797	$ 14,539	$ 14,421	$ 16,431	$ 17,229	$ 17,197	$ 17,930	$ 18,366	$ 19,187	$ 19,479	$ 19,531	$ 19,594	$ 20,090	$ 19,361	$ 20,162	$ 19,408	$ 20,182	$ 18,928	$ 18,789	$ 19,059	$ 17,750	$ 17,789	$ 16,058	$ 17,253	$ 16,732	$ 15,040	$ 15,990	$ 17,255	$ 16,709	$ 18,063	$ 17,565	$ 17,426	$ 17,475	$ 16,949	$ 18,058	$ 18,817	$ 18,150	$ 17,327	$ 16,476	$ 18,140	$ 19,367	$ 19,053	$ 19,829	$ 20,580	$ 19,786	$ 20,272	$ 20,096	$ 20,870	$ 21,358	$ 21,917	$ 21,410	$ 22,636	$ 21,408	$ 22,142	$ 21,838	$ 21,172	$ 21,307	$ 22,508	$ 23,382	$ 23,634	$ 24,254	$ 24,577	$ 24,524	$ 24,701	$ 24,860